Document and Entity Information	0 Months Ended
Oct. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 30, 2014
Registrant Name	TOUCHSTONE TAX FREE TRUST
Central Index Key	0000352667
Amendment Flag	false
Document Creation Date	Oct. 23, 2014
Document Effective Date	Oct. 30, 2014
Prospectus Date	Oct. 30, 2014
Ohio Tax-Free Bond Fund (Prospectus Summary) | Ohio Tax-Free Bond Fund | Class A
Risk/Return:
Trading Symbol	TOHAX
Ohio Tax-Free Bond Fund (Prospectus Summary) | Ohio Tax-Free Bond Fund | Class C
Risk/Return:
Trading Symbol	TOHCX
Ohio Tax-Free Money Market Fund (Prospectus Summary) | Ohio Tax-Free Money Market Fund | Class A
Risk/Return:
Trading Symbol	TOHXX
Ohio Tax-Free Money Market Fund (Prospectus Summary) | Ohio Tax-Free Money Market Fund | Institutional Shares
Risk/Return:
Trading Symbol	TIOXX
Tax-Free Money Market Fund (Prospectus Summary) | Tax-Free Money Market Fund | Class A
Risk/Return:
Trading Symbol	TTFXX
Tax-Free Money Market Fund (Prospectus Summary) | Tax-Free Money Market Fund | Class S
Risk/Return:
Trading Symbol	TTSXX